Provisions for Sundry Creditors	6 Months Ended
Jun. 30, 2021
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Provisions for Sundry Creditors
NOTE 17. PROVISIONS FOR SUNDRY CREDITORS
As of June 30, 2021 and December 31, 2020, the provisions for sundry creditors and others is as follows:

	June 30, 2021		December 31, 2020
Provision for plugging of wells (Note 13.C)	Ps.	77,567,029	Ps.	77,125,513
Provision for trials in process (Note 19)		8,820,440		8,321,816
Provision for environmental costs		10,259,859		9,178,555

	Ps. 96,647,328		Ps. 94,625,884